Goodwill - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	₩ 85,245	₩ 217,548	₩ 50,710
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	4.90%
Annual growth rate	0.60%
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	5.00%
Annual growth rate	1.00%
Life and Security Holdings Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	7.31%
Annual growth rate	0.97%
Recoverable amount exceeds its carrying amount	₩ 11,276
Life and Security Holdings Co., Ltd. [member] | Forecast [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	7.29%
Annual growth rate	1.00%
LIFE DESIGN COMPANY Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	10.10%
Annual growth rate	0.00%
Impairment loss	₩ 20,594
Incross Co Ltd [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	13.60%
Annual growth rate	0.00%
Impairment loss	₩ 471